Listing Expenses - Disclosure of Listing Expenses (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2023	Aug. 24, 2016
Disclosure of detailed information about business combination [line items]
Opening price of LMDX shares on NASDAQ as of September 29, 2021		$ 0.001
Assets (liabilities), Total	$ 213,947